Financial Instruments by Category - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Payables and Other Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities measured at fair value comprised contingent consideration	¥ 0	¥ 112